PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE 5. PREMISES AND EQUIPMENT

Premises and equipment, less accumulated depreciation, are summarized as follows:

	2011	2010
Land	$1,785,376	$1,285,376
Land improvements	1,252,582	1,252,583
Building and improvements	15,611,933	15,126,933
Leasehold improvements	4,052,308	4,034,139
Furniture and equipment	6,894,582	6,227,490
	29,596,781	27,926,521
Less accumulated depreciation	10,340,356	8,805,494
Premises and equipment, net	$19,256,425	$19,121,027

Depreciation expense amounted to approximately $1,609,000, $1,440,000 and $1,447,000 in 2011, 2010 and 2009, respectively.

The Company and certain of its subsidiaries are obligated under noncancelable operating leases for facilities, certain of which provide for increased rentals based upon increases in cost of living adjustments and other indices.

At December 31, 2011, the approximate minimum annual rentals under these noncancelable agreements with remaining terms in excess of one year are as follows ($ in thousands):

2012	$549
2013	558
2014	550
2015	556
2016	565
Thereafter	3,305
Total	$6,083

Total rent expense under leases totaled $662,800, $355,200 and $88,900 for 2011, 2010 and 2009 respectively.